UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7288
                                   --------

                     Franklin Strategic Mortgage Portfolio
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of  principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 9/30/03
                          -------

Item 1. Reports to Stockholders.


                               SEPTEMBER 30, 2003

                                [GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME

                                    Franklin
                          Strategic Mortgage Portfolio

Want to receive
this document
FASTER via email?
Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

                                [GRAPHIC OMITTED]


                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin o Templeton o Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                [GRAPHIC OMITTED]

Not part of the annual report

                               Contents

SHAREHOLDER LETTER ....................  1

ANNUAL REPORT

Franklin Strategic Mortgage Portfolio .  3

Performance Summary ...................  6

Financial Highlights and
Statement of Investments ..............  8

Financial Statements .................. 13

Notes to Financial Statements ......... 16

Independent Auditors' Report .......... 21

Board Members and Officers ............ 22

Proxy Voting Policies and Procedures .. 27

Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks to obtain a high level of total return relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities created from pools of mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities. 1

We are pleased to bring you Franklin Strategic Mortgage Portfolio's annual report for the fiscal year ended September 30, 2003.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +3.40% cumulative total return, as shown in the Performance Summary beginning on page 6. In comparison, the Fund's benchmark Citigroup Mortgage-Backed Securities Index returned 3.49% and the Lipper U.S. Mortgage Funds Average returned 3.03% for the same period. 2 In addition, the Fund's return compared favorably with the Lehman Brothers Treasury Index's 3.26% return for the 12-month period. Notably, from the June 13 interest rate low through September

PORTFOLIO BREAKDOWN
Based on Total Long-Term Investments

--------------------------------------------------------------------------------
                                                          9/30/03      9/30/02
--------------------------------------------------------------------------------
   30-Year Mortgage Pass-Throughs                          61.9%        57.4%
--------------------------------------------------------------------------------
   Adjustable Rate Mortgage                                15.5%        14.3%
--------------------------------------------------------------------------------
   15-Year Mortgage Pass-Throughs                          14.5%        11.6%
--------------------------------------------------------------------------------
   Home Equity Loans &Manufactured Housing ABS              8.1%        16.7%
--------------------------------------------------------------------------------

1. U.S. government securities owned by the Fund or held under repurchase agreement, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Yield and share price are not guaranteed and will fluctuate with market conditions.

2. Sources: Standard & Poor's Micropal, Lipper Inc. The unmanaged Citigroup Mortgage-Backed Securities Index is a total return index that includes approximately 178 GNMA, FNMA and FHLMC issues. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. As of 9/30/03, the Lipper U.S. Mortgage Funds Average consisted of 79 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

                                                               Annual Report | 3

DIVIDEND DISTRIBUTIONS*
10/1/02-9/30/03

--------------------------------------------------------------------------------
  MONTH            DIVIDEND PER SHARE
--------------------------------------------------------------------------------
  October                4.4730 cents
--------------------------------------------------------------------------------
  November               4.7349 cents
--------------------------------------------------------------------------------
  December               4.8168 cents
--------------------------------------------------------------------------------
  January                4.4543 cents
--------------------------------------------------------------------------------
  February               4.2205 cents
--------------------------------------------------------------------------------
  March                  4.1745 cents
--------------------------------------------------------------------------------
  April                  4.2611 cents
--------------------------------------------------------------------------------
  May                    4.4381 cents
--------------------------------------------------------------------------------
  June                   4.8568 cents
--------------------------------------------------------------------------------
  July                   4.5538 cents
--------------------------------------------------------------------------------
  August                 4.3839 cents
--------------------------------------------------------------------------------
  September              4.8196 cents
--------------------------------------------------------------------------------
  TOTAL                 54.1873 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.



30, 2003, the Fund returned 0.26% compared with the Lehman Brothers Treasury Index's -3.02% return. 3


ECONOMIC AND MARKET OVERVIEW

Uncertainty about the economy's strength and geopolitical events pushed interest rates down during the first part of the reporting period. By mid-June, 10-year U.S. Treasury yields fell to 3.11%, the lowest level in more than 45 years. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. Prepayments on mortgage-backed securities increased as well. Additionally, refinancing activity, stabilized equity markets, rising home values and improved consumer net worths allowed consumers to continue spending. In fact, retail sales grew 7.5% in September 2003 from a year earlier, helping the economy expand.

Many businesses took the opportunity of a lower interest rate environment to refinance their old debt at more attractive levels. This helped enhance business operating performance. Credit-related fixed income products also benefited from this improvement. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. In fact, core inflation (excluding food and energy) for September 2003 increased at a rate of 1.2% compared with the same month a year earlier. Expectations for continued low inflation contributed to a historically lower overall interest rate environment during the period.

As some of the immediate perceived risks related to the Iraq war subsided in late spring, and economic activity and domestic equity markets rebounded, interest rates rose as investors tolerated more risk in their portfolios. Rising interest rates led to higher mortgage rates, and prepayments declined.

INVESTMENT STRATEGY

We invest at least 80% of total net assets in mortgage-backed securities and mortgage-related securities. At least 65% of total net assets are invested in securities rated AAA by Standard & Poor's or Moody's Investors Service, or if unrated, will be deemed of comparable quality by the Fund's manager. We analyze securities using proprietary models to help identify attractive investment opportunities.

3. Source: Standard &Poor's Micropal. The Lehman Brothers Treasury Index is the U.S. Treasury component of the Lehman Brothers U.S. Government Index.

4 | Annual Report

MANAGER'S DISCUSSION

During the Fund's fiscal year, we uncovered areas of the agency mortgage-backed securities markets where prepayment risk seemed mispriced. This led us primarily to securities with 5% to 7% coupons, although we looked for higher-coupon opportunities at attractive values. Seeking to help increase yield, we also purchased some higher-quality, mortgage-related, asset-backed securities as such securities typically carry a yield premium over their government-guaranteed counterparts. During periods of stable or rising interest rates, mortgages tend to outperform similar maturity Treasuries. As 10-year U.S. Treasury yields rose 33 basis points during the reporting period, the Fund's higher returns compared with those of similar maturity Treasuries reflected this propensity.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.


    [PHOTO OMITTED]
/S/ ROGER A. BAYSTON
Roger A. Bayston
Portfolio Manager
Franklin Strategic Mortgage Portfolio

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 5

PERFORMANCE SUMMARY AS OF 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.29            $10.07           $10.36
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                     $0.541873
-------------------------------------------------------------------------------------------------
  Short-Term Capital Gain             $0.084700
-------------------------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.006300
-------------------------------------------------------------------------------------------------
     TOTAL                            $0.632873


Franklin Strategic Mortgage Portfolio paid distributions derived from long-term capital gains of 0.63 cents ($0.0063) per share in December 2002. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE 1

-------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                              +3.40%         +38.15%           +94.30%
-------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                          -0.99%          +5.75%            +6.41%
-------------------------------------------------------------------------------------------------
     Distribution Rate 4                  5.22%
-------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          1.28%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

6 | Past performance does not guarantee future results.  |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED INPRINTED GRAPHIC AS FOLLOWS:

         Franklin Strategic       Citigroup Mortgage-Backed
         Mortgage Portfolio            Securities Index 6
10/93        $9579                       $10000
              9625                        10034
              9548                        10016
              9640                        10090
              9752                        10192
              9600                        10128
              9408                         9878
              9359                         9816
              9384                         9850
              9352                         9824
              9526                        10016
              9554                        10038
              9425                         9902
              9403                         9900
              9378                         9864
              9464                         9946
              9657                        10170
              9905                        10429
              9938                        10471
             10069                        10611
             10397                        10954
             10460                        11012
             10475                        11034
             10581                        11136
             10676                        11236
             10786                        11140
             10904                        11472
             11030                        11614
             11123                        11703
             11034                        11611
             10985                        11571
4/96         10957                        11518
             10923                        11503
             11050                        11650
             11102                        11696
             11099                        11698
             11283                        11895
             11502                        12126
             11663                        12293
             11618                        12238
             11698                        12342
             11720                        12355
             11678                        12253
             11844                        12439
             11948                        12556
             12068                        12700
             12261                        12935
             12253                        12912
             12393                        13066
             12514                        13206
             12545                        13251
             12661                        13372
             12780                        13497
             12810                        13538
             12856                        13591
             12921                        13667
             13013                        13763
             13088                        13824
             13147                        13892
             13283                        14018
             13473                        14186
10/98        13475                        14170
             13558                        14236
             13618                        14307
             13698                        14405
             13630                        14352
             13708                        14451
             13767                        14522
             13676                        14425
             13640                        14391
             13561                        14293
             13551                        14284
             13783                        14528
             13843                        14605
             13856                        14617
             13820                        14569
             13712                        14458
             13866                        14628
             14007                        14785
             14027                        14792
             14040                        14804
             14332                        15123
             14430                        15220
             14653                        15444
             14830                        15610
             14941                        15725
             15168                        15958
             15469                        16214
             15690                        16466
             15781                        16557
             15887                        16664
4/01         15903                        16682
             15994                        16785
             16062                        16808
             16331                        17121
             16471                        17277
             16699                        17532
             16915                        17770
             16811                        17607
             16764                        17543
             16918                        17716
             17085                        17909
             16907                        17728
             17240                        18058
             17361                        18191
             17512                        18338
             17719                        18545
             17850                        18708
             18000                        18844
             18060                        18915
             18056                        18898
             18247                        19097
             18291                        19151
             18402                        19282
             18423                        19276
             18499                        19349
             18543                        19359
             18559                        19400
             18204                        19050
             18321                        19174
9/03         18612                        19502


ENDNOTES

THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. SECURITIES OWNED BY THE FUND BUT NOT SHARES OF THE FUND, ARE GUARANTEED BY THE U.S. GOVERNMENT AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns would be lower.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge.

4. Distribution rate is based on an annualization of September's 4.8196 cent per share dividend and the maximum offering price of $10.52 on 9/30/03.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/03.

6. Source: Standard & Poor's Micropal. The Citigroup Mortgage-Backed Securities Index is a total return index that includes 178 GNMA, FNMA and FHLMC issues. The index changed its name from Salomon Brothers Mortgage-Backed Securities Index in April 2003.

         Annual Report | Past performance does not guarantee future results. | 7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                      ---------------------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                          2003        2002        2001        2000        1999
                                                                      ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................................   $10.36      $10.27      $ 9.77       $9.74      $10.14
                                                                      ---------------------------------------------------------
Income from investment operations:
 Net investment income a ............................................     .285        .488        .657        .663        .627
 Net realized and unrealized gains (losses) .........................     .048        .280        .539        .043       (.400)
                                                                      ---------------------------------------------------------
Total from investment operations ....................................     .333        .768       1.196        .706        .227
                                                                      ---------------------------------------------------------
Less distributions from:
 Net investment income ..............................................    (.542)      (.596)      (.693)      (.676)      (.627)
 Realized capital gain ..............................................    (.091)      (.082)         --          --          --
                                                                      ---------------------------------------------------------
Total distributions .................................................    (.633)      (.678)      (.693)      (.676)      (.627)
                                                                      ---------------------------------------------------------
Net asset value, end of year ........................................   $10.06      $10.36      $10.27       $9.77      $ 9.74
                                                                      ---------------------------------------------------------

Total return b ......................................................    3.40%       7.79%      12.60%       7.60%       2.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................................... $421,827    $407,701    $188,330     $49,572     $32,877
Ratios to average net assets:
 Expenses ...........................................................     .52%        .25%         --%         --%         --%
 Expenses excluding waiver and payments by affiliate ................     .52%        .54%        .64%        .63%        .70%
 Net investment income ..............................................    2.79%       4.78%       5.98%       6.87%       6.32%
Portfolio turnover rate .............................................  288.41%     219.99%     310.95%     226.43%      43.70%
Portfolio turnover rate excluding mortgage dollar rolls c ...........  125.17%      87.47%      87.91%      42.00%      41.72%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions and is not annualized for periods less than one year.
cSee Note 1(f) regarding mortgage dollar rolls.

8 | See notes to financial statements.  |  Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003

--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 37.8%
  FHLMC, 5.00%, 10/01/17 - 8/01/33 ....................................................   $ 23,953,587      $   24,221,642
  FHLMC, 6.00%, 10/01/19 - 9/01/33 ....................................................     36,508,153          37,756,375
  FHLMC, 6.50%, 3/01/09 - 9/01/32 .....................................................      8,784,452           9,183,270
  FHLMC, 7.00%, 6/01/09 - 7/01/32 .....................................................     11,435,312          12,089,274
  FHLMC, 7.50%, 4/01/10 - 8/01/32 .....................................................      5,760,093           6,163,466
  FHLMC, 8.00%, 4/01/08 - 5/01/30 .....................................................      1,097,986           1,186,451
  FHLMC, 8.50%, 2/01/17 - 9/01/30 .....................................................      6,841,422           7,449,524
  FHLMC, 9.00%, 7/01/08 - 9/01/30 .....................................................      1,055,122           1,151,719
  FHLMC, 9.25%, 12/01/08 - 8/01/14 ....................................................        262,876             280,777
  FHLMC, 9.50%, 12/01/16 - 4/01/25 ....................................................      4,658,064           5,197,877
  FHLMC, 10.00%, 1/01/19 ..............................................................        880,862             996,968
  FHLMC, 4.50%, 10/01/18 ..............................................................     16,475,000          16,624,296
  FHLMC, 5.00%, 10/01/33 ..............................................................     16,975,000          16,975,000
  FHLMC, 5.50%, 10/01/33 ..............................................................     18,100,000          18,462,000
  FHLMC, 6.00%, 1/01/32 ...............................................................      1,372,168           1,418,228
  FHLMC, 9.125%, 9/01/17 ..............................................................          5,082               5,636
                                                                                                            --------------
                                                                                                               159,162,503
                                                                                                            --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - ADJUSTABLE RATE 6.9%
  FHLMC, ARM, 3.125%, 4/01/17 .........................................................        177,016             179,500
  FHLMC, ARM, 3.368%, 10/01/18 ........................................................        586,343             602,821
  FHLMC, ARM, 3.411%, 5/01/20 .........................................................        738,271             756,838
  FHLMC, ARM, 3.449%, 3/01/19 .........................................................        499,139             515,958
  FHLMC, ARM, 3.538%, 5/01/22 .........................................................        384,753             392,290
  FHLMC, ARM, 3.617%, 9/01/27 .........................................................        550,658             568,024
  FHLMC, ARM, 3.625%, 4/01/18 .........................................................        566,098             583,794
  FHLMC, ARM, 3.646%, 11/01/25 ........................................................      1,154,577           1,189,215
  FHLMC, ARM, 3.745%, 7/01/22 .........................................................      3,746,601           3,850,493
  FHLMC, ARM, 3.885%, 11/01/16 ........................................................      1,091,353           1,114,360
  FHLMC, ARM, 4.123%, 12/01/30 ........................................................        480,503             500,852
  FHLMC, ARM, 4.243%, 7/01/24 .........................................................        614,132             631,732
  FHLMC, ARM, 5.233%, 1/01/32 .........................................................      2,061,560           2,120,919
  FHLMC, ARM, 5.237%, 5/01/30 .........................................................      1,292,288           1,340,411
  FHLMC, ARM, 5.697%, 11/01/25 ........................................................        227,477             233,667
  FHLMC, ARM, 6.094%, 4/01/24 .........................................................        716,555             737,850
  FHLMC, ARM, 6.119%, 1/01/31 .........................................................      1,562,922           1,607,416
  FHLMC, ARM, 6.244%, 8/01/31 .........................................................        683,167             706,078
  FHLMC, ARM, 6.396%, 4/01/30 .........................................................      7,397,519           7,613,354
  FHLMC, ARM, 6.639%, 7/01/30 .........................................................      1,561,199           1,633,685
  FHLMC, ARM, 6.723%, 1/01/28 .........................................................      1,020,166           1,045,824
  FHLMC, ARM, 6.877%, 11/01/19 ........................................................        631,097             673,943
  FHLMC, ARM, 7.10%, 4/01/31 ..........................................................        582,922             596,256
                                                                                                            --------------
                                                                                                                29,195,280
                                                                                                            --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 33.8%
  FNMA, 4.25%, 9/01/18 ................................................................        124,084             125,901
  FNMA, 5.00%, 7/01/18 - 10/01/33 .....................................................     13,559,993          13,869,801
  FNMA, 5.50%, 5/01/14 - 10/01/33 .....................................................     55,070,674          56,366,817
  FNMA, 6.00%, 1/01/11 - 2/01/33 ......................................................     16,767,182          17,458,655
  FNMA, 6.50%, 9/01/08 - 8/01/32 ......................................................     33,261,961          34,717,344
  FNMA, 7.00%, 7/01/09 - 10/01/32 .....................................................      9,339,349           9,888,702


                                                               Annual Report | 9

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
  FNMA, 7.50%, 7/01/09 - 5/01/32 ......................................................   $  1,938,729      $    2,070,185
  FNMA, 8.00%, 7/01/16 - 7/01/31 ......................................................        336,772             364,323
  FNMA, 8.50%, 7/01/24 - 4/01/30 ......................................................        905,490             988,173
  FNMA, 9.00%, 8/01/09 - 9/01/26 ......................................................      1,752,907           1,929,199
  FNMA, 9.25%, 10/01/09 ...............................................................         28,724              30,569
  FNMA, 9.50%, 11/01/15 - 4/01/30 .....................................................      1,997,693           2,213,838
  FNMA, 10.00%, 8/01/15 - 4/01/21 .....................................................      1,779,082           2,011,344
  FNMA, 10.50%, 1/01/16 - 5/01/30 .....................................................        285,977             317,243
  FNMA, 10.75%, 10/01/05 ..............................................................          2,028               2,062
  FNMA, 11.00%, 10/01/15 - 6/01/30 ....................................................        235,252             269,809
  FNMA, 11.25%, 2/01/16 ...............................................................         16,667              19,080
  FNMA, 12.00%, 4/01/15 - 5/01/16 .....................................................          9,395              10,801
  FNMA, 12.50%, 9/01/13 - 12/01/13 ....................................................          2,684               3,113
                                                                                                            --------------
                                                                                                               142,656,959
                                                                                                            --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - ADJUSTABLE RATE 10.4%
  FNMA, ARM, 3.074%, 7/01/17 ..........................................................        389,795             393,290
  FNMA, ARM, 3.193%, 8/01/30 ..........................................................        885,171             918,249
  FNMA, ARM, 3.203%, 4/01/18 ..........................................................        124,298             127,670
  FNMA, ARM, 3.208%, 1/01/17 ..........................................................      1,044,345           1,082,566
  FNMA, ARM, 3.292%, 7/01/27 ..........................................................        369,405             381,057
  FNMA, ARM, 3.355%, 4/01/21 ..........................................................        248,369             256,394
  FNMA, ARM, 3.363%, 1/01/18 ..........................................................      4,331,279           4,393,495
  FNMA, ARM, 3.423%, 12/01/22 .........................................................        591,106             608,850
  FNMA, ARM, 3.526%, 10/01/29 .........................................................        702,101             724,143
  FNMA, ARM, 3.54%, 7/01/19 ...........................................................        142,959             146,002
  FNMA, ARM, 3.605%, 8/01/29 ..........................................................        515,406             534,495
  FNMA, ARM, 3.722%, 7/01/14 ..........................................................      1,068,489           1,101,093
  FNMA, ARM, 3.735%, 4/01/27 ..........................................................        673,317             691,772
  FNMA, ARM, 3.742%, 7/01/19 ..........................................................      4,450,662           4,592,059
  FNMA, ARM, 3.754%, 5/01/25 ..........................................................        133,183             137,895
  FNMA, ARM, 3.876%, 6/01/25 ..........................................................        300,031             309,804
  FNMA, ARM, 3.928%, 8/01/27 ..........................................................        184,955             190,370
  FNMA, ARM, 4.041%, 7/01/25 ..........................................................        325,931             335,660
  FNMA, ARM, 4.056%, 10/01/24 .........................................................      1,218,957           1,252,112
  FNMA, ARM, 4.074%, 10/01/29 .........................................................      1,979,197           2,032,662
  FNMA, ARM, 4.613%, 5/01/27 ..........................................................      3,115,732           3,197,636
  FNMA, ARM, 4.878%, 10/01/19 .........................................................        929,956             967,207
  FNMA, ARM, 5.218%, 12/01/31 .........................................................      1,047,402           1,075,463
  FNMA, ARM, 5.246%, 8/01/32 ..........................................................        877,323             914,008
  FNMA, ARM, 5.377%, 2/01/32 ..........................................................      1,184,954           1,225,092
  FNMA, ARM, 5.568%, 6/01/17 ..........................................................        265,791             276,217
  FNMA, ARM, 5.57%, 7/01/26 ...........................................................        123,721             125,075
  FNMA, ARM, 5.622%, 1/01/32 ..........................................................        601,960             616,987
  FNMA, ARM, 5.637%, 5/01/30 ..........................................................        461,519             477,781
  FNMA, ARM, 5.753%, 8/01/26 ..........................................................      1,235,929           1,284,971
  FNMA, ARM, 5.895%, 5/01/21 ..........................................................      1,041,485           1,079,117
  FNMA, ARM, 5.937%, 4/01/18 ..........................................................        464,978             481,859
  FNMA, ARM, 5.94%, 7/01/31 ...........................................................        794,949             823,498
  FNMA, ARM, 5.994%, 10/01/32 .........................................................        929,778             956,507




10 | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - ADJUSTABLE RATE (CONT.)
  FNMA, ARM, 6.034%, 6/01/31 ..........................................................   $  1,694,933      $    1,744,825
  FNMA, ARM, 6.075%, 11/01/28 .........................................................        721,773             741,747
  FNMA, ARM, 6.086%, 5/01/28 ..........................................................      1,724,071           1,768,250
  FNMA, ARM, 6.11%, 8/01/29 ...........................................................        313,414             322,535
  FNMA, ARM, 6.121%, 5/01/31 ..........................................................        279,623             289,024
  FNMA, ARM, 6.255%, 12/01/24 .........................................................        273,254             282,381
  FNMA, ARM, 6.42%, 4/01/31 ...........................................................        740,233             765,869
  FNMA, ARM, 6.843%, 7/01/31 ..........................................................      3,377,710           3,483,170
  FNMA, ARM, 7.022%, 9/01/32 ..........................................................        686,945             708,374
  FNMA, ARM, 8.485%, 6/01/30 ..........................................................        233,032             246,302
                                                                                                            --------------
                                                                                                                44,063,533
                                                                                                            --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, 16.3%
  GNMA, 5.50%, 7/15/33 - 10/01/33 .....................................................     16,987,500          17,427,565
  GNMA, 6.00%, 2/15/29 - 1/15/33 ......................................................      4,087,530           4,251,541
  GNMA, 6.50%, 1/15/24 - 8/15/32 ......................................................     12,897,154          13,540,260
  GNMA, 7.00%, 10/15/09 - 11/20/32 ....................................................     14,765,567          15,687,249
  GNMA, 7.50%, 6/20/17 - 7/20/32 ......................................................      8,531,098           9,073,036
  GNMA, 8.00%, 9/15/15 - 1/15/28 ......................................................      2,858,400           3,110,701
  GNMA, 8.25%, 6/15/04 - 10/15/21 .....................................................        903,703             984,046
  GNMA, 8.50%, 6/15/16 - 8/15/26 ......................................................      1,952,831           2,152,363
  GNMA, 9.00%, 11/15/04 - 8/15/28 .....................................................        579,563             632,855
  GNMA, 9.50%, 10/15/09 - 10/15/20 ....................................................        310,904             340,634
  GNMA, 10.00%, 10/15/18 - 2/15/19 ....................................................         47,138              53,455
  GNMA, 10.50%, 1/15/16 ...............................................................          1,342               1,530
  GNMA II, 6.50%, 1/20/26 - 6/20/27 ...................................................        794,541             833,854
  GNMA II, 7.00%, 9/20/27 .............................................................        237,992             252,814
  GNMA II, 7.50%, 11/20/22 - 1/20/23 ..................................................        490,328             524,709
  GNMA II, 8.00%, 8/20/26 .............................................................          2,258               2,434
  GNMA II, 9.00%, 9/20/24 - 11/20/24 ..................................................         20,007              22,052
  GNMA II, 10.50%, 6/20/20 ............................................................            310                 353
                                                                                                            --------------
                                                                                                                68,891,451
                                                                                                            --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), ADJUSTABLE RATE, SF, .4%
  GNMA, ARM, 5.625%, 11/20/25 .........................................................        386,749             402,577
  GNMA, ARM, 5.750%, 7/20/27 ..........................................................      1,114,593           1,147,931
                                                                                                            --------------
                                                                                                                 1,550,508
                                                                                                            --------------
  HOME EQUITY ASSET-BACKED SECURITIES 9.3%
  AFC Home Equity Loan Trust, 1.36%, 12/22/27 .........................................      3,051,119           3,048,378
  Ameriquest Mortgage Securities Co., AQ1, M1, 6.863%, 8/25/16 ........................      6,000,000           6,228,487
  Chase Funding Mortgage Loan Asset Backed CTFS, 1.365%, 9/25/29 ......................        726,544             727,764
  Citifinancial Mortgage Securities Inc., 1, AF3, 4.001%, 2/21/30 .....................      4,000,000           4,084,918
  Contimortgage Home Equity Loan Trust,
     1, A6, 6.69%, 1/15/16 ............................................................        106,341             106,331
     3, A6, 7.68%, 12/25/29 ...........................................................        820,000             883,173
  Countrywide Home Loan, 12, 1A1, 5.25%, 8/25/32 ......................................      1,030,545           1,033,377
  Fannie Mae Whole Loan, W2, AF3, 5.258%, 5/25/29 .....................................        102,384             102,375
  Morgan Stanley Capital I,
     2002-NC4, A2, 1.51%, 9/25/32 .....................................................      4,240,477           4,246,895
     2003-NC3, M1, 2.01%, 3/25/33 .....................................................     10,000,000          10,060,995




                                                              Annual Report | 11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  HOME EQUITY ASSET-BACKED SECURITIES (CONT.)
  Residential Asset Securities Corp., 1.37%, 3/25/30 ..................................   $  5,001,581      $    4,999,511
  Residential Funding Mortgage Securities, 4.04%, 7/25/15 .............................      2,500,000           2,582,313
  Saxon Asset Security Trust, 5.564%, 8/25/16 .........................................      1,107,043           1,112,181
                                                                                                            --------------
                                                                                                                39,216,698
                                                                                                            --------------
  MISCELLANEOUS MORTGAGE-BACKED SECURITIES .1%
  Travelers Mortgage Services Inc., 4.118%, 12/25/18 ..................................        354,528             354,527
  Vanderbilt Mortgage Finance, 6.75%, 10/07/28 ........................................        100,000              96,463
                                                                                                            --------------
                                                                                                                   450,990
                                                                                                            --------------
  TOTAL LONG TERM INVESTMENTS (COST $480,494,275) .....................................                        485,187,922
                                                                                                            --------------
  SHORT TERM INVESTMENTS 9.3%
a Joint Repurchase Agreement, .976%, 10/01/03, (Maturity Value $17,962,349) ...........     17,961,862          17,961,862
   ABN Amro Inc. (Maturity Value $1,651,436)
   Banc of America Securities LLC., (Maturity Value $1,651,436)
   Barclays Capital Inc. (Maturity Value $1,651,436)
   Bear Stearns & Co. Inc. (Maturity Value $1,016,268)
   Dresdner Kleinwort Benson, North America LLC (Maturity Value $1,778,469)
   Deutsche Bank Securities (Maturity Value $1,651,436)
   Goldman Sachs & Co. (Maturity Value $1,651,436)
   Greenwich Capital Markets (Maturity Value $1,651,436)
   Lehman Brothers Inc. (Maturity Value $304,688)
   Morgan Stanley & Co. Inc. (Maturity Value $1,651,436)
   Paribas Corp. (Maturity Value $1,651,436)
   UBS Warburg LLC (Maturity Value $1,651,436)
    Collateralized by U.S. Treasury Bills, Notes and Bonds, and
     U.S. Government Agency Securities
U.S. Treasury Bill, .875%, 11/13/03 ...................................................        200,000             199,802

                                                                                        --------------
                                                                                             SHARES
                                                                                        --------------
b Franklin Institutional Fiduciary Trust Money Market Portfolio .......................     21,020,022          21,020,022
                                                                                                            --------------
  TOTAL SHORT TERM INVESTMENTS (COST $39,181,161) .....................................                         39,181,686
                                                                                                            --------------
  TOTAL INVESTMENTS BEFORE PAYDOWN RESERVE 124.3% .....................................                        524,369,608
c RESERVE FOR PAYDOWN GAINS (LOSSES) (.3)% ............................................                         (1,401,680)
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $519,675,936) 124.0% ........................................                        522,967,928
  OTHER ASSETS, LESS LIABILITIES (24.0)% ..............................................                       (101,140,984)
                                                                                                            --------------
  NET ASSETS 100.0% ...................................................................                     $  421,826,944
                                                                                                            --------------

PORTFOLIO ABBREVIATIONS | ARM - Adjustable Rate Mortgage | SF - Single Family

aSee Note 1(b) regarding joint repurchase agreement.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
 Money Market Portfolio.
cSee Note 1(d) regarding reserve for paydown.

12 | See notes to financial statements.  |  Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets:
 Investments in securities:
  Cost ..........................................................................  $519,675,936
                                                                                   -------------
  Value .........................................................................   522,967,928
 Cash ...........................................................................     1,971,062
 Receivables:
  Investment securities sold ....................................................     1,605,664
  Capital shares sold ...........................................................       352,841
  Dividends and interest ........................................................     1,930,740
                                                                                   -------------
      Total assets ..............................................................   528,828,235
                                                                                   -------------
Liabilities:
 Payables:
  Investment securities purchased ...............................................   104,741,182
  Capital shares redeemed .......................................................     1,563,759
  Affiliates ....................................................................       162,028
  Shareholders ..................................................................        31,510
 Distributions to shareholders ..................................................       434,929
 Other liabilities ..............................................................        67,883
                                                                                   -------------
      Total liabilities .........................................................   107,001,291
                                                                                   -------------
       Net assets, at value .....................................................  $421,826,944
                                                                                   -------------
Net assets consist of:
 Undistributed net investment income ............................................  $   (472,622)
 Net unrealized appreciation (depreciation) .....................................     3,291,992
 Accumulated net realized gain (loss) ...........................................    (5,883,305)
 Capital shares .................................................................   424,890,879
                                                                                   -------------
       Net assets, at value .....................................................  $421,826,944
                                                                                   -------------
 Net asset value per share a ($421,826,944 / 41,911,767 shares outstanding) .....        $10.06
                                                                                   -------------
 Maximum offering price per share ($10.06 / 95.75%) .............................        $10.51
                                                                                   -------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                         Annual Report | See notes to financial statements. | 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF OPERATIONS
for the year ended September 30, 2003

Investment income:
 Dividends .....................................................................   $   204,021
 Interest ......................................................................    14,206,739
                                                                                   ------------
      Total investment income ..................................................    14,410,760
                                                                                   ------------
Expenses:
 Management fees (Note 3) ......................................................     1,634,993
 Transfer agent fees (Note 3) ..................................................       455,806
 Custodian fees ................................................................         5,521
 Reports to shareholders .......................................................        32,066
 Registration and filing fees ..................................................        87,588
 Professional fees .............................................................        31,910
 Other .........................................................................        32,876
                                                                                   ------------
      Total expenses ...........................................................     2,280,760
                                                                                   ------------
       Net investment income ...................................................    12,130,000
                                                                                   ------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ..................................................................     5,898,905
  Financials futures contracts .................................................       110,382
                                                                                   ------------
 Net realized gain (loss) ......................................................     6,009,287
                                                                                   ------------
 Net unrealized appreciation (depreciation) on investments .....................    (3,978,112)
                                                                                   ------------
Net realized and unrealized gain (loss) ........................................     2,031,175
                                                                                   ------------
Net increase (decrease) in net assets resulting from operations ................   $14,161,175
                                                                                   ------------


14 | See notes to financial statements. | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended September 30, 2003 and 2002


                                                                                            ------------------------------
                                                                                                 2003            2002
                                                                                            ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................   $ 12,130,000    $  13,744,630
  Net realized gain (loss) from investments and financial futures .......................      6,009,287        5,715,234
  Net unrealized appreciation (depreciation) on investments .............................     (3,978,112)       3,699,755
                                                                                            ------------------------------
  Net increase (decrease) in net assets resulting from operations .......................     14,161,175       23,159,619
   Distributions to shareholders from:
  Net investment income .................................................................    (23,092,475)     (16,591,328)
  Net realized gains ....................................................................     (3,766,405)      (1,823,534)
                                                                                            ------------------------------
   Total distributions to shareholders ..................................................    (26,858,880)     (18,414,862)
   Capital share transactions (Note 2) ..................................................     26,823,466      214,626,197
                                                                                            ------------------------------
Net increase (decrease) in net assets ...................................................     14,125,761      219,370,954
Net assets:
 Beginning of year ......................................................................    407,701,183      188,330,229
                                                                                            ------------------------------
 End of year ............................................................................   $421,826,944    $ 407,701,183
                                                                                            ------------------------------
Undistributed net investment income included in net assets:
 End of year ............................................................................   $   (472,622)   $    (260,494)
                                                                                            ------------------------------


                         Annual Report | See notes to financial statements. | 15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund). The Fund seeks total return. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2003, all repurchase agreements had been entered into on that date.

C. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

D. RESERVE FOR PAYDOWN GAINS/LOSSES

The Fund provides estimates, based on historical experience, for anticipated paydown gains and losses. The reserve is recorded as a reduction or increase to net assets as noted on the Statement of Investments and is included in the unrealized appreciation/depreciation shown on the accompanying financial statements.


16 | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

F. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

G. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax- able income.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------------
                                                               SEPTEMBER 30,
                                                 2003                                2002
                                      ----------------------------------------------------------------
                                         SHARES          AMOUNT             SHARES          AMOUNT
                                      ----------------------------------------------------------------
 Shares sold .......................   16,477,900   $  168,508,139        27,397,407     $279,603,949
 Shares issued in reinvestment of
 distributions .....................    2,108,653       21,507,173         1,446,781       14,762,228
 Shares redeemed ...................  (16,044,902)    (163,191,846)       (7,806,806)     (79,739,980)
                                      ----------------------------------------------------------------
 Net increase ......................    2,541,651   $   26,823,466        21,037,382     $214,626,197
                                      ----------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities.

------------------------------------------------------------------------------
  ENTITY                                                 AFFILIATION
------------------------------------------------------------------------------
  Franklin Templeton Services, LLC (FT Services)         Administrative manager
  Franklin Advisers, Inc. (Advisers)                     Investment manager
  Franklin/Templeton Distributers, Inc. (Distributors)   Principal underwriter
  Franklin/Templeton Investor Services, LLC
   (Investor Services)                                   Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
         .40%           First $250 million
         .38%           Over $250 million, up to and including $500 million
         .36%           In excess of $500 million


18 | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the year of $45,605 and $14,398, respectively.

The Fund paid transfer agent fees of $455,806, of which $255,334 was paid to Investor Services.

4. INCOME TAXES

At September 30, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $5,873,670. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

The tax character of distributions paid during the years ended September 30, 2003 and 2002, were as follows:

                                             --------------------------
                                                2003           2002
                                             --------------------------
Distributions paid from:
 Ordinary income ..........................  $26,597,758    $18,414,862
 Long-term capital gain ...................      261,122             --
                                             --------------------------
                                             $26,858,880    $18,414,862
                                             --------------------------

At September 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .....................................  $520,275,735
                                                           -------------
Unrealized appreciation .................................     3,734,766
Unrealized depreciation .................................    (1,042,573)
                                                           -------------
Net unrealized appreciation .............................  $  2,692,193
                                                           -------------
Undistributed ordinary income ...........................  $    552,472
Undistributed long term capital gains ...................            --
                                                           -------------
Distributable earnings ..................................  $    552,472
                                                           -------------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, mortgage dollar roll transactions, and paydown losses.


                                                              Annual Report | 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended September 30, 2003 aggregated $1,454,959,848 and $1,338,948,434 respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $204,021 of dividend income from investment in the Sweep Money Fund for the year ended September 30, 2003.

20 | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC MORTGAGE
PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Mortgage Portfolio (the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 4, 2003

                                                              Annual Report | 21

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1992       115                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992       142                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and  Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee        Since 1992       143                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)         Trustee        Since            92                         Director, Amerada Hess Corporation
 One Franklin Parkway                         April 2003                                  (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                 gas); Beverly Enterprises, Inc. (health
                                                                                          care); H.J. Heinz Company (processed
                                                                                          foods and allied products); RTI
                                                                                          International Metals, Inc. (manufacture
                                                                                          and distribution of titanium); and
                                                                                          Canadian National Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
 the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
 Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

22 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1992       115                        Director, The California Center for Land
 One Franklin Parkway                                                                     Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1998       142                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                          (biotechnology); Overstock.com (Internet
                                                                                          services); and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director, MCI
                                                                                          Communication Corporation (subsequently
                                                                                          known as MCI WorldCom, Inc. and
                                                                                          WorldCom, Inc.) (communications
                                                                                          services) (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc.(1970-1987).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (58)        Trustee and    Trustee since    38                         None
 One Franklin Parkway          Vice           1993 and
 San Mateo, CA 94403-1906      President      Vice President
                                              since 1992

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors,Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
 and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)      Trustee and    Trustee since    142                        None
 One Franklin Parkway          Chairman of    1992 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 23

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    125                        None
 One Franklin Parkway          President and  1992, President
 San Mateo, CA 94403-1906      Chief          since 1993 and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice           Since 1995       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL 33394-3091Executive
                               Officer -
                               Finance and
                               Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC, and officer of some of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

24 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice           Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue              President -                                                Inc. and Lingnan Foundation
 Rockefeller Center            AML
 New York, NY 10048-0772       Compliance

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
 One Franklin Parkway          Chief          2000
 San Mateo, CA 94403-1906      Financial      and Chief
                               Officer        Financial Officer
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE TRUST'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


26 | Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                              Annual Report | 27

                      This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund

Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund



Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

STATE-SPECIFIC TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03

                                                   Not part of the annual report

                                 [LOGO OMITTED]

                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Strategic Mortgage Portfolio prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

157 A2003 11/03



Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert if Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    November 28, 2003